PGIM ETF Trust

PGIM Ultra Short Bond ETF

PGIM Active High Yield Bond ETF

(collectively referred to as the "Funds")

Supplement dated September 29, 2021 to each Fund's Currently Effective

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's SAI and retain it for future reference.

With respect to PGIM Active High Yield Bond ETF, Brian Barnhurst, CFA is added as a portfolio manager, effective September 30, 2021.

With respect to PGIM Ultra Short Bond ETF, Robert Browne and Ann Vilasuso are added as portfolio managers, effective September 30, 202.1

Effective September 30. 2021, each Fund's SAI is revised as follows:

1.The table in the section of the applicable SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following:

PGIM Active High Yield Bond ETF:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed	Brian Barnhurst,		11/$9,087,828,243	35/$14,796,284,482
Income	CFA	10/$33,794,308,465	1/$110,113,532	4/$1,207,170,538

*Information as of August 31, 2021.

PGIM Ultra Short Bond ETF:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM
Limited	Robert Browne	9/$53,919,006,941	2/$471,195,937	33/$10,700,140,036
	Ann Vilasuso	11/$54,684,557,494	2/$471,195,937	37/$11,061,265,350
4/$2,757,924,315

*Information as of August 31, 2021.

LR1384

2.The section of the applicable SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income	Brian Barnhurst, CFA	$100,001 - $500,000**
	Robert Browne	None**
	Ann Vilasuso	$10,001 - $50,000**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the indicated Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the indicated Fund. "Other Investment Accounts" in similar strategies include other PGIM Funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range of each Portfolio Manager’s direct investment in each Fund is as follows: Brian Barnhurst: None; Robert Browne; None; Ann Vilasuso: $10,001 - $50,000. None.
**Information is as of Augusta 31, 2021.

LR1384